Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Public School and College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 570 $ 629,533
City of Huntsville, Series 2019A, GO,
5.00%, 05/01/33 ................. 125 136,289
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,433
University of Alabama at Birmingham, Series
2019C, RB, 5.00%, 10/01/30 ......... 90 98,669
891,924
Alaska — 0.1%
State of Alaska, Series 2020A, GO,
5.00%, 08/01/29 ................. 115 126,103
Arizona — 0.8%
Arizona Board of Regents, Series 2022A, RB,
5.00%, 07/01/29 ................. 140 153,694
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,445
City of Mesa, Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,373
City of Phoenix Civic Improvement Corp.,
Series 2017B, RB, 5.00%, 07/01/29 ..... 135 142,273
County of Pima, Series 2020B, COP,
5.00%, 07/01/29 ................. 70 76,648
Salt River Project Agricultural Improvement &
Power District
Series 2017A, RB, 5.00%, 01/01/29 ..... 120 128,036
Series 2021A, RB, 5.00%, 01/01/29 ..... 150 163,476
Series 2023A, RB, 5.00%, 01/01/29 ..... 235 256,112
975,057
California — 15.8%
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 234,272
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 384,652
Beverly Hills Unified School District, Series
2009, GO, 0.00%, 08/01/29
(a)
......... 1,055 902,391
California Infrastructure & Economic
Development Bank, Series 2023, RB,
5.00%, 10/01/29 ................. 155 172,763
California State Public Works Board
Series 2019B, RB, 5.00%, 05/01/29 ..... 25 27,425
Series 2021B, RB, 5.00%, 05/01/29 ..... 150 164,547
Series B, RB, 5.00%, 10/01/29 ......... 115 121,567
Series 2021C, RB, 5.00%, 11/01/29 ..... 25 27,664
Series 2021D, RB, 5.00%, 11/01/29 ..... 75 82,992
Series 2019C, RB, 5.00%, 11/01/30 ..... 215 236,926
Series 2019C, RB, 5.00%, 11/01/31 ..... 100 109,999
California State University
Series 2020C, RB, 5.00%, 11/01/29 ..... 140 155,858
Series 2021A, RB, 5.00%, 11/01/29 ..... 25 27,832
Series 2019A, RB, 5.00%, 11/01/32 ..... 30 33,269
Chabot-Las Positas Community College
District, Series B, GO, 3.00%, 08/01/33 ... 250 235,510
City of Long Beach, Series 2022A, RB,
5.00%, 06/01/29 (AGM) ............ 230 253,858
City of Los Angeles Department of Airports
Series 2021B, RB, 5.00%, 05/15/29 ..... 75 82,816
Series 2020A, RB, 5.00%, 05/15/30 ..... 110 122,556
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 107,131
Security
Par (000)
Par (000) Value
California (continued)
City of San Jose
Series 2019C, GO, 5.00%, 09/01/29 ..... USD 100 $ 110,194
Series 2019C, GO, 5.00%, 09/01/33 ..... 100 110,085
Coast Community College District
Series 2019F, GO, 4.00%, 08/01/29 ..... 85 89,236
Series 2019F, GO, 4.00%, 08/01/33 ..... 265 275,874
Contra Costa Community College District,
Series 2020C, GO, 4.00%, 08/01/29 ..... 90 95,222
Contra Costa Transportation Authority Sales
Tax, Series 2018B, RB, 5.00%, 03/01/29 .. 1,345 1,419,014
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,730
East Bay Municipal Utility District Water
System, Series 2019A, RB, 5.00%, 06/01/33 100 110,750
Los Angeles Community College District
Series J, GO, 4.00%, 08/01/29 ......... 40 41,203
Series 2024, GO, 5.00%, 08/01/29 ...... 110 122,510
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A, RB, 5.00%, 06/01/29 ..... 95 105,005
Series 2017A, RB, 5.00%,  07/01/29 ..... 1,760 1,865,413
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 70 77,672
Los Angeles Department of Water & Power
Series 2017A, RB, 5.00%, 07/01/29 ..... 105 110,180
Series 2018D, RB, 5.00%, 07/01/29 ..... 45 48,889
Series 2023A, RB, 5.00%, 07/01/29 ..... 50 55,428
Series 2019B, RB, 5.00%, 07/01/33 ..... 150 162,980
Series 2019D, RB, 5.00%, 07/01/33 ..... 45 49,305
Los Angeles Department of Water & Power
Water System
Series 2017A, RB, 5.00%, 07/01/29 ..... 80 83,985
Series 2018B, RB, 5.00%, 07/01/29 ..... 35 38,052
Series 2020A, RB, 5.00%, 07/01/29 ..... 250 277,382
Series 2022B, RB, 5.00%,  07/01/29 ..... 80 88,762
Los Angeles Unified School District
Series 2020A, GO, 5.00%, 07/01/29 ..... 135 149,326
Series 2019A, GO, 5.00%, 07/01/30 ..... 100 110,101
Series 2019A, GO, 4.00%, 07/01/33 ..... 250 261,997
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/32 .............. 140 134,838
Metropolitan Water District of Southern
California
Series 2020A, RB, 5.00%, 07/01/29 ..... 60 66,309
Series 2021A, RB, 5.00%, 10/01/29 ..... 30 33,438
Series 2019A, RB, 5.00%, 07/01/31 ..... 50 54,656
Series 2020A, RB, 5.00%, 10/01/33 ..... 105 115,925
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 70 74,189
Orange County Water District
Series 2017A, RB, 5.00%, 08/15/29 ..... 90 94,983
Series 2019C, RB, 5.00%, 08/15/29 ..... 190 211,285
Series 2019C, RB, 5.00%, 08/15/30 ..... 50 55,806
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(a)
................ 100 85,325
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 21,184
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 226,687
San Diego Unified School District
Series R-1, GO, 0.00%, 07/01/29
(a)
...... 200 171,373
Series 2021E-2, GO, 5.00%, 07/01/29 .... 65 72,119

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B, RB, 5.00%, 05/01/29 ..... USD 100 $ 110,339
Series 2019D, RB, 5.00%, 05/01/30 ..... 50 55,045
San Jose Evergreen Community College
District, Series B, GO, 4.00%, 09/01/29 ... 30 31,479
San Mateo County Community College District
(a)
Series 2005A, GO, 0.00%, 09/01/29
(NPFGC) ..................... 100 85,128
Series 2006B, GO, 0.00%,  09/01/29
(NPFGC) ..................... 500 425,638
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/29 ..... 100 110,564
State of California
GO, 5.00%, 04/01/29 ............... 135 147,870
Series B, GO, 5.00%, 08/01/29 ........ 140 147,894
GO, 4.00%, 09/01/29 ............... 400 421,796
GO, 5.00%, 09/01/29 ............... 900 994,051
GO, 5.00%, 10/01/29 ............... 255 282,040
Series 2023, GO, 5.00%, 10/01/29 ...... 345 381,584
GO, 5.00%, 11/01/29 ............... 435 481,799
Series 2017, GO, 5.00%, 11/01/29 ...... 100 106,073
GO, 5.00%, 12/01/29 ............... 320 354,923
Series 2019, GO, 5.00%, 10/01/30 ...... 280 308,710
GO, 5.00%, 04/01/31 ............... 135 147,073
Series 2019, GO, 5.00%, 10/01/31 ...... 235 258,047
GO, 5.00%,  04/01/32 ............... 175 190,082
GO, 5.00%, 10/01/32 ............... 300 328,329
State of California Department of Water
Resources
Series BA, RB, 5.00%, 12/01/29 ........ 20 22,259
Series BB, RB, 5.00%, 12/01/29 ........ 140 156,514
Series BA, RB, 5.00%, 12/01/31 ........ 20 22,183
University of California
Series 2018AZ, RB, 4.00%, 05/15/29 .... 25 25,967
Series 2018O, RB, 4.00%, 05/15/29 ..... 40 41,518
Series 2020BE, RB, 5.00%, 05/15/29 .... 150 165,584
Series 2023BM, RB, 5.00%, 05/15/29 .... 30 33,117
Series 2023BN, RB, 5.00%, 05/15/29 .... 100 110,389
Series 2024BS, RB, 5.00%, 05/15/29 .... 100 110,389
William S Hart Union High School District,
Series 2005B, GO, 0.00%, 09/01/29 (AGM)
(a)
95 80,952
16,953,776
Colorado — 1.1%
City & County of Denver
Series 2019A, GO, 5.00%, 08/01/29 ..... 70 77,200
Series 2020B, GO, 5.00%, 08/01/29 ..... 130 143,372
Series 2022A, GO, 5.00%, 08/01/29 ..... 130 143,372
Series 2022C, RB, 5.00%, 11/15/29 ..... 105 115,811
Series 2019C, RB, 5.00%, 11/15/30 ..... 155 170,250
Denver City & County School District No. 1
Series 2021, GO, 5.00%, 12/01/29 (SAW) . 170 188,267
Series 2018A, GO, 5.50%, 12/01/29 (SAW) 110 118,592
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 75 82,752
University of Colorado, Series 2017A-2, RB,
5.00%, 06/01/29 ................. 100 108,045
1,147,661
Connecticut — 1.7%
State of Connecticut
Series 2021A, GO, 4.00%, 01/15/29 ..... 130 135,267
Series 2022A, GO, 4.00%, 01/15/29 ..... 105 109,254
Series 2020A, GO, 5.00%, 01/15/29 ..... 180 195,997
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2020C, GO, 4.00%, 06/01/29 ..... USD 140 $ 146,156
Series 2022C, GO, 5.00%, 06/15/29 ..... 60 65,816
Series 2019A, GO, 5.00%, 04/15/31 ..... 100 108,897
Series 2019A, GO, 5.00%, 04/15/33 ..... 165 178,659
State of Connecticut Special Tax
Series 2021C, RB, 5.00%,  01/01/29 ..... 200 217,621
Series 2021A, RB, 5.00%, 05/01/29 ..... 180 197,020
Series 2022A, RB, 5.00%, 07/01/29 ..... 105 115,269
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 82,335
Series 2018B, RB, 5.00%, 10/01/29 ..... 50 53,872
Series 2021D, RB, 5.00%, 11/01/29 ..... 100 110,388
1,716,551
Delaware — 1.7%
Delaware Transportation Authority
Series 2019, RB, 5.00%, 07/01/29 ...... 135 148,340
Series 2020, RB, 5.00%,  07/01/29 ...... 125 137,352
Series 2019, RB, 5.00%, 07/01/32 ...... 55 60,284
State of Delaware
Series 2020A, GO, 5.00%, 01/01/29 ..... 145 158,348
Series 2019, GO, 5.00%, 02/01/29 ...... 1,000 1,093,775
Series 2021, GO, 5.00%,  02/01/29 ...... 135 147,660
Series 2022, GO, 5.00%, 03/01/29 ...... 135 147,885
Series 2019, GO, 5.00%, 02/01/30 ...... 100 109,522
2,003,166
District of Columbia — 2.4%
District of Columbia
Series 2023A, GO, 5.00%, 01/01/29 ..... 15 16,355
Series 2023B, GO, 5.00%, 06/01/29 ..... 210 230,705
Series 2019A, GO, 5.00%, 10/15/29 ..... 195 213,969
Series 2020, RB, 5.00%, 12/01/29 ...... 165 180,599
Series 2019A, GO, 5.00%, 10/15/31 ..... 310 339,202
District of Columbia Income Tax
Series 2019A, RB, 5.00%, 03/01/29 ..... 180 196,855
Series 2020A, RB, 5.00%, 03/01/29 ..... 175 191,387
Series 2020C, RB, 5.00%, 05/01/29 ..... 190 208,417
Series 2019C, RB, 5.00%, 10/01/29 ..... 200 220,995
Series 2019A, RB, 5.00%, 03/01/30 ..... 125 137,951
Series 2019C, RB, 5.00%, 10/01/30 ..... 100 110,450
Washington Metropolitan Area Transit Authority
Series A-1, RB, 5.00%, 07/01/29 ....... 80 83,789
Series 2021A, RB, 5.00%, 07/15/29 ..... 175 191,833
Series 2020A, RB, 5.00%, 07/15/29 ..... 155 169,909
2,492,416
Florida — 2.3%
Florida Department of Environmental Protection
Series 2018A, RB, 5.00%, 07/01/29 ..... 50 54,626
Series 2019A, RB, 5.00%, 07/01/29 ..... 25 27,313
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 110,087
Orlando Utilities Commission, Series 2019A,
RB, 5.00%, 10/01/29 .............. 145 157,683
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 120 127,701
School District of Broward County, Series
2019B, COP, 5.00%, 07/01/29 ........ 110 120,335
State of Florida
Series 2017B, GO, 5.00%, 06/01/29 ..... 225 237,351
Series 2019C, GO, 5.00%, 06/01/29 ..... 245 268,911
Series 2020A, GO, 5.00%, 06/01/29 ..... 205 225,007
Series 2021B, GO, 5.00%, 06/01/29 ..... 165 181,103
Series 2022A, GO, 5.00%, 06/01/29 ..... 95 104,272
Series 2020A, GO, 5.00%, 07/01/29 ..... 95 104,566

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021B, GO, 5.00%, 07/01/29 ..... USD 40 $ 44,028
Series 2022A, GO, 5.00%, 07/01/29 ..... 105 115,573
Series 2019C, GO, 3.00%, 06/01/33 ..... 45 43,273
State of Florida Department of Transportation
Series 2018, RB, 5.00%, 07/01/29 ...... 110 118,054
Series 2021A, RB, 5.00%, 07/01/29 ..... 145 158,207
State of Florida Department of Transportation
Turnpike System
Series 2020A, RB, 5.00%, 07/01/29 ..... 50 54,818
Series 2020B, RB, 5.00%, 07/01/29 ..... 75 82,227
Series 2023A, RB, 5.00%, 07/01/29 ..... 120 131,563
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 98,629
2,565,327
Georgia — 2.1%
City of Atlanta
Series 2021B, RB, 5.00%, 07/01/29 ..... 100 109,823
Series 2018C, RB, 5.00%, 11/01/29 ..... 35 37,168
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 275,548
Georgia State Road & Tollway Authority
Series 2020, RB, 5.00%, 06/01/29 ...... 335 367,325
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 155 162,875
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 82,483
Private Colleges & Universities Authority
Series 2019A, RB, 5.00%, 09/01/29 ..... 580 638,823
Series 2022A, RB, 5.00%,  09/01/29 ..... 150 165,213
State of Georgia
Series 2022C, GO, 4.00%, 07/01/29 ..... 95 100,280
Series 2018A, GO, 5.00%, 07/01/29 ..... 90 97,252
Series 2021A, GO, 5.00%, 07/01/29 ..... 45 49,599
Series 2023A, GO, 5.00%,  07/01/29 ..... 45 49,599
Series 2020A, GO, 5.00%, 08/01/29 ..... 30 33,117
Series 2019A, GO, 5.00%, 07/01/30 ..... 105 115,591
2,284,696
Hawaii — 0.8%
City & County Honolulu, Series 2019A, RB,
4.00%, 07/01/29 ................. 25 26,177
City & County of Honolulu
Series 2019C, GO, 4.00%, 08/01/29 ..... 45 47,263
Series C, GO, 5.00%, 10/01/29 ........ 85 93,660
Series 2022A, GO, 5.00%, 11/01/29 ..... 225 248,257
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 100 102,273
State of Hawaii
Series 2019FW, GO, 5.00%, 01/01/29 .... 75 81,741
Series 2019FW, GO, 5.00%, 01/01/33 .... 250 270,653
870,024
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2021A, RB, 5.00%, 07/15/29 ..... 100 109,083
Series 2019A, RB, 5.00%, 07/15/30 ..... 100 108,291
217,374
Illinois — 3.4%
Chicago O'Hare International Airport
Series 2020A, RB, 5.00%, 01/01/29 ..... 25 27,018
Series 2020B, RB, 5.00%,  01/01/29 ..... 100 108,073
Series A, RB, 5.00%, 01/01/29 ......... 115 119,441
Series D, RB, 5.25%, 01/01/29 ......... 50 52,290
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority, Series 2020, RB,
5.00%, 01/01/29 ................. USD 320 $ 348,208
Illinois State Toll Highway Authority
Series 2018A, RB, 5.00%, 01/01/29 ..... 585 635,050
Series 2019C, RB, 5.00%, 01/01/29 ..... 365 396,228
Sales Tax Securitization Corp., Series 2023A,
RB, 4.00%, 01/01/29 .............. 110 111,822
State of Illinois
Series 2016, GO, 5.00%, 02/01/29 ...... 105 109,379
Series 2021A, GO, 5.00%, 03/01/29 ..... 595 638,980
Series 2022A, GO, 5.00%, 03/01/29 ..... 95 102,022
Series 2022B, GO, 5.00%, 03/01/29 ..... 145 155,718
Series 2018A, GO, 5.00%, 05/01/29 ..... 25 26,530
Series 2024B, GO, 5.00%, 05/01/29 ..... 85 91,485
Series 2023D, GO, 5.00%, 07/01/29 ..... 135 145,628
Series 2019A, GO, 5.00%, 11/01/29 ..... 20 21,668
Series 2021A, GO, 5.00%,  12/01/29 ..... 315 341,643
Series 2023B, GO, 5.00%, 12/01/29 ..... 250 271,161
State of Illinois Sales Tax, Series 2024A, RB,
5.00%, 06/15/29 ................. 100 107,370
3,809,714
Indiana — 1.3%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 123,402
Indiana Finance Authority
Series 2021B, RB, 5.00%, 02/01/29 ..... 125 136,396
Series 2021-1, RB, 5.00%,  10/01/29 ..... 60 66,119
Series 2021A, RB, 5.00%, 10/01/29 (BAM) 125 138,128
Series 2022B, RB, 5.00%, 10/01/29 ..... 50 55,100
Series 2023A, RB, 5.00%, 10/01/29 ..... 75 82,649
Series 2019E, RB, 5.00%, 02/01/30 ..... 100 108,819
Series 2019A, RB, 5.00%, 02/01/31 ..... 140 151,296
Series 2019E, RB, 5.00%, 02/01/31 ..... 190 206,747
Indiana University
Series 2020A, RB, 5.00%, 06/01/29 ..... 185 202,970
Series Z-1, RB, 5.00%, 08/01/29 ....... 100 110,042
Purdue University, Series EE, RB,
5.00%, 07/01/29 ................. 40 43,893
1,425,561
Iowa — 0.6%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 606,575
Kansas — 0.0%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,896
Louisiana — 0.4%
State of Louisiana
Series 2020A, GO, 5.00%, 03/01/29 ..... 180 195,894
Series 2023A, GO, 5.00%,  04/01/29 ..... 95 103,146
Series 2023, RB, 5.00%, 09/01/29 ...... 110 120,947
419,987
Maine — 0.6%
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 185 202,835
State of Maine
Series 2019B, GO, 5.00%,  06/01/29 ..... 185 202,714
Series 2020B, GO, 5.00%, 06/01/29 ..... 85 93,139
Series 2023B, GO, 5.00%, 06/01/29 ..... 135 147,926
646,614

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland — 5.1%
County of Anne Arundel
Series 2020, GO, 5.00%, 10/01/29 ...... USD 110 $ 121,776
Series 2023, GO, 5.00%, 10/01/29 ...... 100 110,706
Series 2019, GO, 5.00%, 10/01/30 ...... 65 71,599
County of Baltimore
Series 2019, GO, 5.00%, 03/01/29 ...... 145 158,846
Series 2020, GO, 5.00%, 03/01/29 ...... 105 115,026
Series 2021, GO, 5.00%, 03/01/29 ...... 175 191,711
Series 2022, GO, 5.00%, 03/01/29 ...... 140 153,369
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 188,199
County of Howard
Series 2018A, GO, 5.00%,  02/15/29 ..... 110 118,031
Series 2020A, GO, 5.00%, 08/15/29 ..... 115 127,037
Series 2021A, GO, 5.00%, 08/15/29 ..... 115 127,037
County of Montgomery
Series 2021A, GO, 5.00%, 08/01/29 ..... 75 82,796
Series 2020B, GO, 4.00%,  11/01/29 ..... 595 628,352
Series 2018A, GO, 5.00%, 11/01/29 ..... 120 130,442
County of Prince George's
Series 2020B, GO, 5.00%, 09/15/29 ..... 315 348,461
Series 2019A, GO, 4.00%, 07/15/31 ..... 230 239,367
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/29 ......... 40 43,989
State of Maryland
Series 2017, GO, 5.00%, 03/15/29 ...... 80 83,887
Series 2018A, GO, 5.00%, 03/15/29 ..... 245 263,295
Series 2020A, GO, 5.00%, 03/15/29 ..... 280 306,956
Series 2022A, GO, 5.00%, 06/01/29 ..... 300 330,163
Series 2019-2A, GO, 5.00%, 08/01/30 .... 155 170,280
Series 2019-1, GO, 5.00%, 03/15/31 ..... 140 152,791
Series 2019-1, GO, 5.00%, 03/15/32 ..... 155 169,083
Series 2019-1, GO, 4.00%, 03/15/33 ..... 125 129,559
State of Maryland Department of Transportation
Series 2020, RB, 5.00%, 10/01/29 ...... 95 104,871
Series 2021A, RB, 4.00%, 10/01/30 ..... 460 482,459
Series 2021A, RB, 3.00%, 10/01/31 ..... 145 138,993
University System of Maryland
Series 2019C, RB, 5.00%, 04/01/29 ..... 110 120,376
Series 2022A, RB, 5.00%, 04/01/29 ..... 80 87,620
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 75 82,541
5,579,618
Massachusetts — 2.1%
Commonwealth of Massachusetts
Series 2020A, GO, 5.00%, 03/01/29 ..... 365 399,507
Series 2019C, GO, 5.00%,  05/01/29 ..... 75 82,340
Series 2019F, GO, 5.00%, 05/01/29 ..... 155 170,169
Series 2018B, GO, 5.00%, 07/01/29 ..... 95 104,617
Series 2020D, GO, 5.00%, 07/01/29 ..... 155 170,690
Series 2019G, GO, 5.00%, 09/01/29 ..... 140 154,623
Series 2020E, GO, 5.00%, 11/01/29 ..... 180 199,355
Series 2019A, GO, 5.00%, 01/01/30 ..... 125 135,778
Series 2019G, GO, 5.00%, 09/01/30 ..... 140 153,722
Series 2019A, GO, 5.00%, 01/01/31 ..... 65 70,552
Series 2019A, GO, 5.25%, 01/01/33 ..... 60 65,662
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29
(HERBIP) ..................... 30 32,907
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A, RB, 5.00%, 01/01/29 ..... 50 54,620
Series 2019C, RB, 5.00%, 01/01/32 ..... 210 227,829
Series 2019C, RB, 5.00%, 01/01/33 ..... 55 59,620
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority,
Series 2019-1, RB, 5.00%, 05/01/32 ..... USD 20 $ 21,829
2,103,820
Michigan — 1.3%
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/29 55 60,302
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 130 141,960
Michigan State University
Series 2023A, RB, 5.00%, 02/15/29 ..... 50 54,503
Series 2020A, RB, 5.00%, 08/15/29 ..... 35 38,522
State of Michigan Trunk Line
Series 2020B, RB, 5.00%, 11/15/29 ..... 340 376,452
Series 2021B, RB, 5.00%, 11/15/29 ..... 200 221,235
Series 2023, RB, 5.00%, 11/15/29 ...... 80 88,577
University of Michigan
Series 2019A, RB, 5.00%, 04/01/29 ..... 115 126,112
Series 2020A, RB, 5.00%, 04/01/29 ..... 75 82,247
Series 2019A, RB, 5.00%, 04/01/30 ..... 100 109,552
1,299,462
Minnesota — 1.4%
County of Hennepin
Series 2018A, GO, 5.00%, 12/01/29 ..... 95 101,787
Series 2019C, GO, 5.00%, 12/01/29 ..... 105 116,404
Minneapolis-St Paul Metropolitan Airports
Commission, Series 2022A, RB,
5.00%, 01/01/29 ................. 60 64,947
State of Minnesota
Series 2020B, GO, 4.00%, 08/01/29 ..... 95 99,516
Series 2018A, GO, 5.00%, 08/01/29 ..... 180 195,861
Series 2019B, GO, 5.00%, 08/01/29 ..... 105 115,915
Series 2022D, GO, 5.00%, 08/01/29 ..... 50 55,197
Series 2017A, GO, 5.00%, 10/01/29 ..... 115 122,982
Series 2019A, GO, 5.00%, 08/01/31 ..... 230 252,158
University of Minnesota
Series 2019A, RB, 5.00%, 04/01/29 ..... 60 65,715
Series 2017A, RB, 5.00%, 09/01/29 ..... 105 110,580
Series 2017B, RB, 5.00%, 12/01/29 ..... 80 84,568
1,385,630
Mississippi — 0.1%
State of Mississippi, Series 2019B, GO,
5.00%, 10/01/33 ................. 140 152,740
Missouri — 0.5%
Metropolitan St Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 76,521
Missouri Highway & Transportation
Commission, Series 2022A, RB,
5.00%, 05/01/29 ................. 290 317,691
Missouri Joint Municipal Electric Utility
Commission, Series 2023, RB,
5.00%, 01/01/29 ................. 95 102,469
496,681
Nebraska — 0.5%
City of Lincoln, Series 2018, RB,
5.00%, 09/01/29 ................. 100 104,892
Omaha Public Power District
Series 2022B, RB, 5.00%, 02/01/29 ..... 70 76,252
Series 2019A, RB, 5.00%, 02/01/32 ..... 255 276,595
457,739

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada — 2.3%
Clark County School District, Series 2022A,
GO, 5.00%, 06/15/29 .............. USD 100 $ 109,170
County of Clark
Series 2017, RB, 5.00%, 07/01/29 ...... 135 142,242
Series 2019, RB, 5.00%, 07/01/29 ...... 110 120,177
Series 2019C, GO, 5.00%, 07/01/29 ..... 115 126,358
Series 2019E, RB, 5.00%, 07/01/29 ..... 35 38,287
Series 2019, GO, 5.00%, 06/01/31 ...... 55 59,960
Series 2019C, GO, 4.00%, 07/01/33 ..... 350 358,708
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 750 820,430
Las Vegas Valley Water District
Series 2022A, GO, 5.00%, 06/01/29 ..... 35 38,350
Series 2022C, GO, 5.00%, 06/01/29 ..... 255 279,404
State of Nevada
Series 2021A, GO, 5.00%, 05/01/29 ..... 120 131,570
Series 2023A, GO, 5.00%, 05/01/29 ..... 110 120,606
Series 2019A, GO, 3.00%, 05/01/31 ..... 225 217,860
2,563,122
New Hampshire — 0.7%
New Hampshire Municipal Bond Bank
Series 2022A, RB, 5.00%, 02/15/29 (ST
INTERCEPT) .................. 55 59,980
Series 2021C, RB, 5.00%, 08/15/29 ..... 40 44,007
Series 2023B, RB, 5.00%, 08/15/29 ..... 95 104,516
State of New Hampshire
Series 2023A, GO, 5.00%, 02/15/29 ..... 60 65,673
Series 2020A, GO, 5.00%, 12/01/29 ..... 95 105,462
Series 2020A, GO, 5.00%, 12/01/32 ..... 155 171,635
Series 2020A, GO, 5.00%, 12/01/33 ..... 100 110,716
661,989
New Jersey — 1.9%
New Jersey Economic Development Authority
Series 2017B, RB, 5.00%, 06/15/29 ..... 55 58,976
Series 2005N1, RB, 5.50%, 09/01/29
(NPFGC) ..................... 125 139,380
New Jersey Educational Facilities Authority
Series 2021C, RB, 5.00%, 03/01/29 ..... 150 164,514
Series 2017B, RB, 5.00%, 07/01/29 ..... 15 15,899
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... 490 532,631
New Jersey Turnpike Authority
Series 2017E, RB, 5.00%, 01/01/29 ..... 200 212,716
Series 2022C, RB, 5.00%, 01/01/29 ..... 315 342,481
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 455 498,589
1,965,186
New Mexico — 0.9%
New Mexico Finance Authority
Series 2022A, RB, 5.00%, 06/01/29 ..... 20 21,952
Series 2018E, RB, 5.00%,  06/15/29 ..... 200 215,855
Series 2020C-1, RB, 5.00%, 06/15/29 .... 110 120,820
Series 2021A, RB, 5.00%, 06/15/29 ..... 145 158,848
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 327,943
State of New Mexico Severance Tax Permanent
Fund
Series 2020A, RB, 5.00%, 07/01/29 ..... 55 60,353
Series 2021A, RB, 5.00%, 07/01/29 ..... 110 120,705
1,026,476
Security
Par (000)
Par (000) Value
New York — 9.1%
City of New York
Series 2021-1, GO, 5.00%, 04/01/29 ..... USD 120 $ 130,448
Series 2019E, GO, 5.00%, 08/01/29 ..... 45 48,762
Series 2020C-1, GO, 5.00%, 08/01/29 ... 330 360,577
Series 2021C, GO, 5.00%, 08/01/29 ..... 115 125,656
Series 2020, Sub-Series B-1, GO,
5.00%, 10/01/29 ................ 55 60,247
Series 2023B, Sub-Series B-1, GO,
5.00%, 10/01/29 ................ 25 27,385
Series 2019E, GO, 5.00%, 08/01/31 ..... 850 917,829
Series 2020B-1, GO, 5.00%, 10/01/31 .... 105 114,509
Series 2019E, GO, 5.00%, 08/01/32 ..... 230 248,019
Series 2020B-1, GO, 5.00%, 10/01/32 .... 55 59,891
Series 2020B-1, GO, 5.00%, 10/01/33 .... 405 440,262
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 196,677
County of Suffolk, Series 2021A, GO,
5.00%, 06/15/29 (BAM) ............ 110 120,511
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 30 31,018
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 185 193,528
Metropolitan Transportation Authority
Series 2020E, RB, 5.00%, 11/15/29 ..... 330 359,052
Series 2024A, RB, 5.00%, 11/15/29 ..... 250 272,009
New York City Municipal Water Finance
Authority
Series 2020EE, RB, 4.00%,  06/15/29 .... 135 142,441
Series 2021, Sub-Series AA-2, RB,
4.00%, 06/15/29 ................ 60 63,307
Series 2021DD, RB, 5.00%, 06/15/29 .... 205 226,760
Series 2019FF-2, RB, 5.00%, 06/15/33 ... 65 70,433
New York City Transitional Finance Authority
Building Aid
Series 2020S1, RB, 5.00%, 07/15/29 (SAW) 50 54,957
Series 2022, Sub-Series S-1A, RB,
5.00%, 07/15/29 (SAW) ........... 90 98,923
Series S-1, RB, 5.00%, 07/15/29 (SAW) .. 65 68,048
Series 2020, Sub-Series  S-1A, RB,
5.00%, 07/15/33 (SAW) ........... 210 229,019
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1, RB, 5.00%, 08/01/29 .... 130 136,872
Series 2021A, RB, 5.00%,  11/01/29 ..... 260 286,236
Series 2021F-1, RB, 5.00%, 11/01/29 .... 205 225,686
Series 2021G1, RB, 5.00%, 11/01/29 .... 35 38,532
Series 2022A, Sub-Series A-1, RB,
5.00%, 11/01/29 ................ 110 121,100
Series 2022D-1, RB, 5.00%,  11/01/29 .... 390 429,354
Series 2023B, Sub-Series B-1, RB,
5.00%, 11/01/29 ................ 120 132,109
Series 2020B-1, RB, 5.00%, 11/01/30 .... 100 109,535
New York State Dormitory Authority
Series 2017A, RB, 5.00%, 02/15/29 ..... 250 260,840
Series 2018C, RB, 5.00%, 03/15/29 ..... 100 106,438
Series 2019A, RB, 5.00%, 03/15/29 ..... 225 246,252
Series 2020A, RB, 5.00%, 03/15/29 ..... 100 109,445
Series 2021A, RB, 5.00%, 03/15/29 ..... 220 240,780
Series 2023A, RB, 5.00%, 03/15/29 ..... 115 125,862
Series 2022A, RB, 5.00%, 07/01/29 ..... 5 5,425
Series 2019A, RB, 5.00%, 03/15/31 ..... 180 196,032
Series 2019A, RB, 5.00%, 03/15/32 ..... 105 113,914
Series 2019A, RB, 5.00%, 03/15/33 ..... 350 378,555
Series 2019A, RB, 5.00%, 07/01/33 ..... 130 141,689

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York State Environmental Facilities Corp.
Series 2017E, RB, 5.00%, 06/15/29 ..... USD 75 $ 79,007
Series 2018A, RB, 5.00%, 06/15/29 ..... 165 178,150
Series 2019B, RB, 5.00%, 06/15/30 ..... 140 154,168
Series 2020A, RB, 5.00%, 06/15/31 ..... 50 55,016
Series 2019B, RB, 5.00%, 06/15/32 ..... 135 148,529
New York State Thruway Authority
Series 2019B, RB, 5.00%, 01/01/29 ..... 75 81,680
Series P, RB, 5.00%, 01/01/29 ......... 40 43,667
New York State Urban Development Corp.
Series 2020A, RB, 5.00%, 03/15/29 ..... 315 343,468
Series 2020C, RB, 5.00%, 03/15/29 ..... 225 245,334
Series 2020E, RB, 5.00%, 03/15/29 ..... 35 38,242
Port Authority of New York & New Jersey
Series 212, RB, 5.00%, 09/01/29 ....... 20 22,110
Series 213, RB, 5.00%, 09/01/29 ....... 35 38,693
Series 2017, RB, 5.00%, 11/15/29 ...... 135 143,640
Series 217, RB, 5.00%,  11/01/32 ....... 25 27,408
Triborough Bridge & Tunnel Authority
Series 2022B, RB, 5.00%, 05/15/29 ..... 40 43,891
Series 2022D-1A, RB, 4.00%, 11/15/29 ... 185 194,694
Series 2022D-1A, RB, 5.00%, 11/15/29 ... 165 182,614
10,085,235
North Carolina — 3.4%
City of Charlotte
Series 2019A, GO, 5.00%, 06/01/29 ..... 5 5,500
Series 2019, RB, 5.00%, 07/01/29 ...... 40 44,088
Series 2020, RB, 5.00%, 07/01/29 ...... 140 154,307
Series 2022A, RB, 5.00%, 07/01/29 ..... 30 33,066
Series 2023A, RB, 5.00%, 07/01/29 ..... 50 54,912
Series 2020, RB, 5.00%, 12/01/29 ...... 55 61,057
Series 2019A, GO, 5.00%, 06/01/31 ..... 785 863,025
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 208,540
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 27,453
County of Forsyth
Series 2019B, GO, 5.00%, 03/01/29 ..... 75 82,192
Series 2021A, RB, 5.00%, 04/01/29 ..... 75 82,112
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 27,386
County of Mecklenburg
Series 2019, GO, 5.00%, 03/01/29 ...... 105 115,021
Series 2021, GO, 5.00%, 03/01/29 ...... 375 410,791
County of Wake
Series 2018A, GO, 5.00%, 03/01/29 ..... 185 198,729
Series 2019A, GO, 5.00%,  03/01/29 ..... 100 109,589
Series 2019, RB, 5.00%, 09/01/31 ...... 115 126,397
State of North Carolina
Series 2019, RB, 5.00%, 03/01/29 ...... 150 163,432
Series 2020B, RB, 5.00%, 05/01/29 ..... 135 147,960
Series 2022A, RB, 5.00%, 05/01/29 ..... 150 164,400
Series 2020A, GO, 5.00%, 06/01/29 ..... 160 176,155
Series 2019A, RB, 5.00%, 05/01/31 ..... 205 222,768
Series 2019B, GO, 4.00%, 06/01/31 ..... 100 104,663
3,583,543
Ohio — 3.7%
Cincinnati City School District, Series 2006,
GO, 5.25%, 12/01/29 (NPFGC) ........ 125 138,727
City of Columbus
Series 2017-1, GO, 5.00%, 04/01/29 ..... 130 138,267
Series 2019A, GO, 5.00%, 04/01/29 ..... 190 208,095
Series 2022A, GO, 5.00%, 04/01/29 ..... 50 54,762
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2023B, GO, 5.00%, 08/15/29 ..... USD 125 $ 137,824
Series 2019A, GO, 5.00%, 04/01/32 ..... 175 191,022
Ohio State University (The)
Series 2020A, RB, 5.00%, 12/01/29 ..... 350 387,249
Series 2021A, RB, 5.00%, 12/01/29 ..... 80 88,514
Ohio Water Development Authority
Series 2019, RB, 5.00%, 06/01/29 ...... 100 109,807
Series 2019A, RB, 5.00%, 06/01/29 ..... 350 382,846
Series 2023A, RB, 5.00%, 06/01/29 ..... 65 71,374
Series 2019, RB, 5.00%, 12/01/29 ...... 380 418,145
Series 2019B, RB, 5.00%, 12/01/29 ..... 35 38,761
Series 2022A, RB, 5.00%, 12/01/29 ..... 165 182,730
Series 2019, RB, 5.00%, 06/01/30 ...... 60 66,257
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020A, RB, 5.00%, 06/01/29 ..... 130 142,749
Series 2020B, RB, 5.00%, 06/01/29 ..... 140 153,730
Series 2021A, RB, 5.00%, 06/01/29 ..... 100 109,807
Series 2020A, RB, 5.00%, 12/01/29 ..... 110 121,820
State of Ohio
Series 2020B, GO, 5.00%, 03/01/29 ..... 105 114,874
Series 2020C, GO, 5.00%, 03/01/29 ..... 50 54,702
Series 2021A, GO, 5.00%, 05/01/29 ..... 120 131,682
Series 2021B, GO, 5.00%, 09/15/29 ..... 65 71,800
Series 2019A, GO, 5.00%, 06/15/31 ..... 220 240,592
Series 2019A, GO, 5.00%, 06/15/32 ..... 120 131,148
3,887,284
Oklahoma — 0.0%
Oklahoma Water Resources Board
Series 2021, RB, 5.00%, 04/01/29 ( OK
CERF) ....................... 45 49,331
Series 2023B, RB, 5.00%, 10/01/29 ..... 40 44,201
93,532
Oregon — 2.0%
City of Portland
Series 2020A, RB, 5.00%, 03/01/29 ..... 50 54,657
Series 2021B, RB, 5.00%, 05/01/29 ..... 150 164,463
Series 2019A, RB, 5.00%, 03/01/33 ..... 75 81,830
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 89,328
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 155 170,329
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 200 219,779
State of Oregon
Series 2019A, GO, 5.00%, 05/01/29 ..... 60 65,760
Series 2023A, GO, 5.00%, 05/01/29 ..... 165 180,840
Series 2019D, GO, 5.00%, 06/01/29 ..... 40 43,906
Series 2019A, GO, 5.00%, 05/01/30 ..... 200 218,175
Series 2019N, GO, 5.00%, 05/01/30 ..... 70 77,053
Series 2019G, GO, 5.00%, 08/01/30 ..... 170 186,264
Series 2019M, GO, 5.00%,  11/01/33 ..... 155 169,787
State of Oregon Department of Transportation,
Series 2022A, RB, 5.00%, 11/15/29 ..... 115 127,264
1,849,435
Pennsylvania — 2.9%
(b)
Allegheny County Higher Education Building
Authority
Series 2017, RB, 5.00%, 08/01/29 ...... 110 116,034
Series 2017, RB, 5.00%, 08/01/29 ...... 5 5,287

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/29 .......... USD 155 $ 166,889
City of Philadelphia
Series 2021A, GO, 5.00%, 05/01/29 ..... 120 129,910
Series 2017A, GO, 5.00%, 08/01/29 ..... 155 162,720
Series 2017B, RB, 5.00%, 11/01/29 ..... 25 26,357
Commonwealth of Pennsylvania
Series 2016, GO, 5.00%, 01/15/29 ...... 195 204,684
Series 2018-1, GO, 3.20%, 03/01/29 ..... 135 134,240
Series 2020, GO, 5.00%, 05/01/29 ...... 35 38,246
Series 2021, GO, 5.00%, 05/15/29 ...... 255 278,839
Series 2019, GO, 5.00%, 07/15/29 ...... 270 296,102
Series 2023, GO, 5.00%, 09/01/29 ...... 210 230,784
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 125 137,879
Northampton County General Purpose
Authority, Series 2024A, RB,
5.00%, 11/15/29
(b)
................ 100 110,080
Pennsylvania Higher Educational
Facilities Authority, Series 2017A, RB,
5.00%, 08/15/29 ................. 195 205,212
Pennsylvania State University (The)
Series 2020E, RB, 5.00%, 03/01/29 ..... 105 114,734
Series A, RB, 5.00%, 09/01/29 ......... 45 47,581
Pennsylvania Turnpike Commission
Series 2020B, RB, 5.00%, 12/01/29 ..... 140 153,886
Series 2021A, RB, 5.00%, 12/01/29 ..... 310 340,748
Series 2022A, RB, 5.00%, 12/01/29 ..... 90 98,927
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 270 266,216
3,265,355
Rhode Island — 1.0%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 25 27,116
Rhode Island Health and Educational Building
Corp.
Series 2019A, RB, 5.00%, 09/01/29 ..... 510 562,486
Series 2023, RB, 5.00%, 09/01/29 ...... 20 22,058
Rhode Island Infrastructure Bank Water
Pollution Control Revolving Fund, Series
2017B, RB, 5.00%, 10/01/29 ......... 110 117,080
State of Rhode Island
Series 2018A, GO, 5.00%, 04/01/29 ..... 125 134,203
Series 2019A, GO, 5.00%,  05/01/29 ..... 135 147,960
Series 1, GO, 5.00%, 10/15/29 ........ 70 77,326
Series 2019C, GO, 5.00%, 01/15/31 ..... 125 135,778
1,224,007
South Carolina — 0.4%
South Carolina Transportation Infrastructure
Bank
Series 2019A, RB, 5.00%, 10/01/29 ..... 65 70,017
Series 2021B, RB, 5.00%, 10/01/29 ..... 280 308,528
378,545
Tennessee — 1.3%
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 200 218,549
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. 100 109,575
County of Shelby, Series 2019B, GO,
5.00%, 04/01/30 ................. 80 87,399
County of Williamson
Series 2019, GO, 5.00%, 04/01/29 ...... 50 54,833
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022, GO, 5.00%, 04/01/29 ...... USD 120 $ 131,599
Metropolitan Government of Nashville &
Davidson County
Series 2020A, RB, 5.00%, 07/01/29 ..... 200 219,464
Series 2021A, RB, 5.00%, 07/01/29 ..... 20 21,946
State of Tennessee
Series 2023A, GO, 5.00%, 05/01/29 ..... 65 71,331
Series 2019A, GO, 5.00%, 09/01/29 ..... 265 280,637
Series 2021A, GO, 5.00%, 11/01/29 ..... 130 143,912
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 20 22,027
1,361,272
Texas — 11.7%
Alamo Community College District, Series
2017, GO, 5.00%, 08/15/29 .......... 120 126,437
Austin Independent School District
Series 2021, GO, 5.00%, 08/01/29 (PSF) .. 155 170,109
Series 2022B, GO, 5.00%, 08/01/29 (PSF) 150 164,621
Board of Regents of the University of Texas
System
Series 2019A, RB, 5.00%, 08/15/29 ..... 170 186,521
Series 2019A, RB, 5.00%, 08/15/31 ..... 100 109,245
Series 2019A, RB, 5.00%, 08/15/33 ..... 115 125,289
City of Austin
Series 2019, GO, 5.00%, 09/01/29 ...... 240 263,159
Series 2017, RB, 5.00%, 11/15/29 ...... 360 380,539
Series 2019, GO, 5.00%, 09/01/30 ...... 85 93,292
Series 2019, GO, 5.00%, 09/01/31 ...... 340 373,002
City of Dallas
Series 2017, RB, 5.00%, 10/01/29 ...... 70 74,135
Series 2021C, RB, 5.00%, 10/01/29 ..... 65 71,462
City of Fort Worth
Series 2021, RB, 5.00%, 02/15/29 ...... 180 195,818
Series 2023, RB, 5.00%,  02/15/29 ...... 150 163,182
City of Plano, Series 2022, GO,
5.00%, 09/01/29 ................. 80 87,878
City of San Antonio
Series 2022, GO, 5.00%, 02/01/29 ...... 250 271,898
Series 2020, GO, 5.00%, 08/01/29 ...... 65 71,181
Comal Independent School District, Series
2020, GO, 5.00%, 02/01/29 (PSF) ...... 25 27,189
Conroe Independent School District
Series 2020A, GO, 5.00%, 02/15/29 (PSF) 265 288,510
Series 2022A, GO, 5.00%, 02/15/29 (PSF) 25 27,218
County of Harris
Series 2021, RB, 5.00%, 08/15/29 ...... 540 593,029
Series 2022A, RB, 5.00%, 08/15/29 ..... 35 38,437
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 200 218,360
Cypress-Fairbanks Independent School District
Series 2020, GO, 5.00%, 02/15/29 (PSF) .. 120 130,540
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 145 157,735
Series 2019A, GO, 5.00%, 02/15/32 (PSF) 370 399,998
Dallas Area Rapid Transit
Series 2019, RB, 5.00%, 12/01/29 ...... 710 781,159
Series 2020A, RB, 5.00%, 12/01/29 ..... 145 159,533
Series 2019, RB, 5.00%, 12/01/31 ...... 215 235,613
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/29 ......... 60 65,830
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 200 218,816
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 75 81,956

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Fort Bend Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... USD 195 $ 205,338
Fort Worth Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 25 27,207
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/29 ......... 180 198,076
Katy Independent School District
Series 2019, GO, 5.00%, 02/15/29 (PSF) .. 140 149,708
Series 2021A, GO, 5.00%, 02/15/29 (PSF) 105 114,269
Klein Independent School District
Series 2018, GO, 4.00%, 02/01/29 (PSF) .. 65 66,975
Series 2022, GO, 5.00%, 08/01/29 (PSF) .. 155 170,109
Series 2023, GO, 5.00%, 08/01/29 (PSF) .. 180 197,546
Leander Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... 260 283,067
Lewisville Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 130 142,504
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 50 52,468
Lower Colorado River Authority
Series 2023A, RB, 5.00%, 05/15/29 (AGM) 195 211,956
Series 2024, RB, 5.00%, 05/15/29 (AGM) . 55 59,782
Metropolitan Transit Authority of Harris County
Sales & Use Tax, Series 2017B, RB,
5.00%, 11/01/29 ................. 105 110,950
North East Independent School District, Series
2007, GO, 5.25%, 02/01/29 (PSF) ...... 35 38,431
North Texas Tollway Authority, Series 2008D,
RB, 0.00%, 01/01/29 (AGC)
(a)
......... 215 185,746
Northside Independent School District
Series 2018A, GO, 5.00%, 08/15/29 (PSF) 45 47,399
Series 2019A, GO, 5.00%, 08/15/29 (PSF) 95 102,190
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 38,090
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 93,191
Permanent University Fund - University
of Texas System, Series 2022A, RB,
5.00%, 07/01/29 ................. 650 711,704
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 58,890
Port Authority of Houston of Harris County
Texas, Series 2020A-2, GO, 5.00%, 10/01/29 105 115,492
Round Rock Independent School District
Series 2019A, GO, 5.00%, 08/01/29 (PSF) 115 126,378
Series 2019B, GO, 5.00%,  08/01/29 ..... 65 71,054
Series 2019A, GO, 5.00%, 08/01/30 (PSF) 185 202,060
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 90 98,966
Spring Branch Independent School District
Series 2019, GO, 5.00%, 02/01/29 (PSF) .. 285 310,202
Series 2020, GO, 5.00%, 02/01/29 (PSF) .. 75 81,632
Series 2022, GO, 5.00%, 02/01/29 (PSF) .. 115 125,169
Texas A&M University, Series 2022, RB,
5.00%, 05/15/29 ................. 150 164,088
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 65 70,710
Texas Water Development Board
Series 2018, RB, 5.00%, 08/01/29 ...... 30 31,626
Series 2019, RB, 5.00%, 08/01/29 ...... 185 203,133
Series 2021, RB, 5.00%, 08/01/29 ...... 110 120,782
Series 2018A, RB, 5.00%, 10/15/29 ..... 100 106,782
Series 2019A, RB, 5.00%, 10/15/29 ..... 50 55,080
Series 2023A, RB, 5.00%,  10/15/29 ..... 135 148,717
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A, RB, 5.00%, 04/15/30 ..... USD 75 $ 82,587
Trinity River Authority Central Regional
Wastewater System
Series 2019, RB, 5.00%, 08/01/29 ...... 65 71,371
Series 2020, RB, 5.00%, 08/01/29 ...... 100 109,802
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/29 (PSF) ..... 55 60,371
11,973,289
Utah — 1.8%
Central Utah Water Conservancy District,
Series 2021A, GO, 5.00%, 04/01/29 ..... 55 60,215
City of Salt Lake City, Series 2020, RB,
5.00%, 02/01/29 ................. 95 103,694
Intermountain Power Agency, Series 2023A,
RB, 5.00%, 07/01/29 .............. 455 499,280
State of Utah
Series 2018, GO, 5.00%, 07/01/29 ...... 125 132,958
Series 2020, GO, 5.00%, 07/01/30 ...... 65 70,712
Series 2019, GO, 5.00%, 07/01/32 ...... 215 233,694
Series 2020, GO, 5.00%, 07/01/32 ...... 365 396,736
Series 2019, GO, 5.00%, 07/01/33 ...... 85 92,357
University of Utah (The)
Series 2021A-1, RB, 5.00%, 08/01/29 .... 85 93,536
Series 2023A, RB, 5.00%, 08/01/29 ..... 75 82,532
1,765,714
Vermont — 0.1%
State of Vermont
Series 2021B, GO, 5.00%, 08/15/29 ..... 35 38,644
Series 2019A, GO, 4.00%, 02/15/31 ..... 120 125,185
163,829
Virginia — 2.8%
County of Fairfax, Series 2019A, GO,
5.00%, 10/01/30 (SAW) ............ 90 98,511
County of Loudoun, Series 2021B, GO,
5.00%, 12/01/29 ................. 50 55,454
Virginia College Building Authority
Series 2017E, RB, 5.00%, 02/01/29 ..... 105 112,118
Series 2019B, RB, 5.00%, 02/01/29 ..... 160 174,433
Series 2019C, RB, 5.00%, 02/01/29 ..... 75 81,765
Series 2018A, RB, 5.00%, 09/01/29 (ST
INTERCEPT) .................. 95 102,529
Series 2019A, RB, 5.00%, 09/01/29 (ST
INTERCEPT) .................. 55 60,169
Series 2019A, RB, 5.00%, 02/01/30 ..... 75 80,838
Series 2019B, RB, 5.00%, 02/01/30 ..... 50 53,892
Virginia Commonwealth Transportation Board
Series 2017A, RB, 5.00%, 05/15/29 ..... 100 106,051
Series 2018, RB, 5.00%, 05/15/29 ...... 75 80,607
Series 2019A, RB, 5.00%, 05/15/30 ..... 215 234,682
Series 2019, RB, 5.00%,  05/15/32 ...... 155 168,981
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 100 107,843
Virginia Public Building Authority
Series 2020A, RB, 5.00%, 08/01/29 ..... 55 60,552
Series 2022A, RB, 5.00%,  08/01/29 ..... 100 110,095
Series 2019A, RB, 5.00%, 08/01/32 ..... 295 321,318
Virginia Public School Authority
Series 2019C, RB, 5.00%, 08/01/29 (ST
INTERCEPT) .................. 50 54,999
Series 2020B, RB, 5.00%, 08/01/29 ( ST
INTERCEPT) .................. 70 76,998
Series 2021C, RB, 5.00%, 08/01/29 (SAW) 230 252,994

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. USD 230 $ 254,027
2,648,856
Washington — 3.4%
City of Seattle
Series 2021, RB, 5.00%, 09/01/29 ...... 190 209,551
Series 2022A, GO, 5.00%, 09/01/29 ..... 105 115,962
Series 2023A, GO, 5.00%, 11/01/29 ..... 70 77,523
County of King
Series 2021A, GO, 5.00%, 01/01/29 ..... 110 119,739
Series 2019, GO, 5.00%, 01/01/32 ...... 305 331,293
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 131,178
County of Snohomish
Series 2020A, GO, 5.00%, 12/01/29 ..... 105 116,015
Series 2021A, GO, 5.00%,  12/01/29 ..... 190 209,931
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 265 280,051
King County School District No. 405 Bellevue
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 110 117,666
Series 2019, GO, 5.00%,  12/01/29 (GTD) . 245 270,102
Series 2019, GO, 5.00%, 12/01/30 (GTD) . 170 186,752
State of Washington
Series 2022C, GO, 5.00%, 02/01/29 ..... 75 81,834
Series 2019D, GO, 5.00%, 06/01/29 ..... 95 103,214
Series 2021D, GO, 5.00%, 06/01/29 ..... 50 54,882
Series 2021A, GO, 5.00%, 08/01/29 ..... 40 44,038
Series 2024A, GO, 5.00%, 08/01/29 ..... 110 121,105
Series R-2018C, GO, 5.00%, 08/01/29 ... 155 163,733
Series 2020A, GO, 5.00%, 08/01/30 ..... 95 104,089
Series 2020D, GO, 5.00%, 06/01/31 ..... 165 181,629
Series 2020A, GO, 5.00%, 08/01/31 ..... 205 224,439
Series 2020B, GO, 5.00%, 06/01/32 ..... 155 169,176
3,413,902
West Virginia — 0.7%
State of West Virginia
Series 2018A, GO, 5.00%, 06/01/29 ..... 90 96,565
Series 2019A, GO, 5.00%, 06/01/29 ..... 110 120,585
Series 2021A, GO, 5.00%, 06/01/29 ..... 105 115,103
Series 2019A, GO, 5.00%, 06/01/33 ..... 210 227,126
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Commissioner of Highways,
Series 2017A, RB, 5.00%, 09/01/29 ..... USD 130 $ 136,951
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 100 109,103
805,433
Wisconsin — 1.6%
State of Wisconsin
Series 2020A, GO, 4.00%, 05/01/29 ..... 60 62,429
Series 2020-1, GO, 5.00%, 05/01/29 ..... 160 175,286
Series 2020B, GO, 5.00%, 05/01/29 ..... 85 93,120
Series 2021B, GO, 5.00%, 05/01/32 ..... 205 224,126
Series 2021B, GO, 5.00%,  05/01/33 ..... 350 382,306
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 258,058
Wisconsin Department of Transportation
Series 20172, RB, 5.00%, 07/01/29 ..... 115 121,231
Series 2021A, RB, 5.00%, 07/01/29 ..... 155 170,466
Series 2023I, RB, 5.00%, 07/01/29 ...... 75 82,483
1,569,505
Total Long-Term Investments — 98.8%
(Cost: $105,197,116) .............................. 104,946,621
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(c)(d)
......... 117,979 117,990
Total Short-Term Securities — 0.1%
(Cost: $117,990) ................................. 117,990
Total Investments — 98.9%
(Cost: $105,315,106 ) .............................. 105,064,611
Other Assets Less Liabilities — 1.1% .................... 1,168,415
Net Assets — 100.0% ...............................
$ 106,233,026
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 48,295 $ 69,686
(a)
$ — $ 9 $ — $ 117,990 117,979 $ 15,622 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 104,946,621 $ — $ 104,946,621
Short-Term Securities
Money Market Funds ...................................... 117,990 — — 117,990
$ 117,990 $ 104,946,621 $ — $ 105,064,611
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding